Note 12 - Capital Lease Obligations (Table)	9 Months Ended
Sep. 30, 2011
Leases Capital [Abstract]
Schedule by year of the future minimum lease payments [Table Text Block]

2011	44
2012	52
2013	17
2014	17
2015	16
2016 and thereafter	58
Estimated future lease payments	204

Less amount representing interest at 6.2% to 12.0% annual	(43)

Present value of minimum lease payments	161

Less current portion of capital lease obligations	(76)

Long-term portion of capital lease obligations	85